GOODWILL GOODWILL (Cash Generating Units) (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 6,553	$ 3,859	$ 1,301
North American rail operation
Disclosure of information for cash-generating units [line items]
Goodwill	2,042	0
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Goodwill	1,274	1,209
Western Canadian natural gas gathering and processing operation
Disclosure of information for cash-generating units [line items]
Goodwill	749	492
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Goodwill	632	657
Colombian natural gas distribution operation
Disclosure of information for cash-generating units [line items]
Goodwill	542	547
U.S. data center operation
Disclosure of information for cash-generating units [line items]
Goodwill	486	463
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 828	$ 491